Summary of Significant Accounting Policies - Narative (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Aug. 11, 2010
Valuation of real estate and related assets [Line Items]
Restricted cash		$ 1,247,370	$ 1,247,370	$ 0
Amortization of deferred financing costs		189,000	225,701	0
Due to affiliates		99,299	99,299	0
Common stock, shares authorized (in shares)		490,000,000	490,000,000	490,000,000
Preferred stock, shares authorized (in shares)		10,000,000	10,000,000	10,000,000
Common stock, var value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued (in shares)		15,375,050	15,375,050	20,000	20,000
Share price (in dollars per share)					$ 10
Dividend, common stock and preferred stock, number of days in the calendar year for the daily distribution			366 days
Common stock and preferred stock, dividends, daily amount per share authorized (in dollars per share)			$ 0.001707848
Distributions payable		691,081	691,081	0
Common stock issued through distribution reinvestment plan	345,000		538,823
Redeemable common stock, shares outstanding (in shares)		57,000	57,000	0
Redeemable common stock		538,823	538,823	0
Advisors | Other organization and offering expenses
Valuation of real estate and related assets [Line Items]
Related party payments of stock issuance costs by third party			3,500,000
Related party transaction, expenses from transactions with related party		2,164,322	3,070,443
Payments of stock issuance costs, related party, not included in the financial statements			451,000
Advisors | Other organization and offering expenses | Maximum
Valuation of real estate and related assets [Line Items]
Organization and offering expense		2.00%	2.00%
Advisors | Reimbursed organization and offering costs
Valuation of real estate and related assets [Line Items]
Related party transaction, expenses from transactions with related party		3,070,000
Advisors | Selling commissions
Valuation of real estate and related assets [Line Items]
Related party transaction, expenses from transactions with related party		7,381,953	10,361,511
Advisors | Dealer manager fee
Valuation of real estate and related assets [Line Items]
Related party transaction, expenses from transactions with related party		2,154,879	3,060,070
Restricted cash, investor proceeds for which shares of common stock had not been issued
Valuation of real estate and related assets [Line Items]
Restricted cash		$ 1,200,000	$ 1,200,000
Building and capital improvements
Valuation of real estate and related assets [Line Items]
Acquired real estate asset, useful life			40 years